Segment Information (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Information [Line Items]
Geographic locations	one	one
Percentage of Net Revenue		10.00%
Brazil [Member]
Segment Information [Line Items]
Percentage of Net Revenue	100.00%	100.00%	100.00%	100.00%